Interim Condensed Consolidated Statements of Income (unaudited) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Interest and dividend income (Note 3)
Loans	$ 5,507	$ 6,358
Securities	1,276	1,742
Assets purchased under reverse repurchase agreements and securities borrowed	389	2,009
Deposits and other	64	129
Interest and dividend income	7,236	10,238
Interest expense (Note 3)
Deposits and other	1,508	3,020
Other liabilities	641	1,914
Subordinated debentures	52	83
Interest expense	2,201	5,017
Net interest income	5,035	5,221
Non-interest income
Insurance premiums, investment and fee income	1,809	1,994
Trading revenue	524	458
Investment management and custodial fees	1,703	1,535
Mutual fund revenue	1,000	946
Securities brokerage commissions	401	318
Service charges	458	488
Underwriting and other advisory fees	590	627
Foreign exchange revenue, other than trading	289	253
Card service revenue	272	287
Credit fees	332	360
Net gains on investment securities	35	11
Share of profit in joint ventures and associates	25	22
Other	470	316
Non-interest income	7,908	7,615
Total revenue	12,943	12,836
Provision for credit losses (Notes 4 and 5)	110	419
Insurance policyholder benefits, claims and acquisition expense	1,406	1,614
Non-interest expense
Human resources (Note 7)	4,288	4,060
Equipment	493	462
Occupancy	404	397
Communications	213	250
Professional fees	291	284
Amortization of other intangibles	319	303
Other	534	622
Non-interest expense	6,542	6,378
Income before income taxes	4,885	4,425
Income taxes	1,038	916
Net income	3,847	3,509
Net income attributable to:
Shareholders	3,845	3,504
Non-controlling interests	2	5
Net income	$ 3,847	$ 3,509
Basic earnings per share (in dollars) (Note 10)	$ 2.66	$ 2.41
Diluted earnings per share (in dollars) (Note 10)	2.66	2.40
Dividends per common share (in dollars)	$ 1.08	$ 1.05